Franklin High Income Trust
Statement of Investments, August 31, 2019 (unaudited)
Franklin High Income Fund
		Country	Shares/Warrants	Value
	Common Stocks and Other Equity Interests 0.9%
	Energy 0.9%
[a]	Amplify Energy Corp.	United States	8,543	$50,916
[a,b]	Amplify Energy Corp., wts., 4/21/20	United States	82,587	419
[a]	Birch Permian Holdings Inc.	United States	78,499	863,489
[a]	Birch Permian Holdings Inc.	United States	611,911	6,654,532
[a]	Chaparral Energy Inc., A	United States	43,062	57,272
[a,c]	Chaparral Energy Inc., A, 144A	United States	5,033	6,694
[a]	Contura Energy Inc.	United States	30,901	889,949
[a]	Contura Energy Inc., wts., 7/26/23	United States	5,033	37,697
[a,d]	Goodrich Petroleum Corp.	United States	1,564,885	16,572,132
[a]	Halcon Resources Corp.	United States	1,889,580	216,735
[a]	Halcon Resources Corp., wts., 9/09/20	United States	145,844	292
[a,b,e]	Nine Point Energy LLC	United States	433,273	30
[a]	Riviera Resources Inc.	United States	149,317	2,015,780
[a]	Roan Resources Inc.	United States	156,119	176,414
[a,d]	Titan Energy LLC	United States	289,137	13,879
				27,556,230
	Materials 0.0%†
[a]	Verso Corp., A	United States	83,362	851,126
[a]	Verso Corp., wts., 7/25/23	United States	8,775	5,265
				856,391
	Total Common Stocks and Other Equity Interests (Cost $144,773,100)			28,412,621

	Management Investment Companies (Cost $50,651,018) 1.7%
	Diversified Financials 1.7%
	iShares iBoxx $ High Yield Corp. Bond ETF	United States	606,543	52,866,288
	Convertible Preferred Stocks (Cost $7,552,087) 0.2%
	Energy 0.2%
[a,b,e]	Nine Point Energy Holdings Inc., cvt. pfd.	United States	8,080	5,841,671
			Principal Amount*
	Convertible Bonds (Cost $11,694,062) 0.4%
	Energy 0.4%
[b,d,f]	Goodrich Petroleum Corp., cvt., senior secured note, second lien, PIK, 13.50%, 5/31/21	United States	$11,694,062	11,694,062
	Corporate Bonds 93.0%
	Automobiles & Components 0.7%
[c]	Adient U.S. LLC, senior secured note, 144A, 7.00%, 5/15/26	United States	20,500,000	21,012,500
	Banks 1.6%
	CIT Group Inc.,
	senior bond, 5.00%, 8/15/22	United States	3,850,000	4,114,072
	senior note, 5.25%, 3/07/25	United States	4,100,000	4,602,250
Quarterly Statement of Investments  |  See Notes to Statement of Investments.  |  1

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund (continued)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Banks (continued)
[g]	JPMorgan Chase & Co.,
	junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	$15,000,000	$15,985,725
	junior sub. bond, V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	9,900,000	9,892,575
	Royal Bank of Scotland Group PLC,
	sub. note, 6.125%, 12/15/22	United Kingdom	4,000,000	4,322,200
	sub. note, 5.125%, 5/28/24	United Kingdom	10,000,000	10,574,750
				49,491,572
	Capital Goods 7.3%
	Aircastle Ltd., senior note, 4.125%, 5/01/24	United States	13,000,000	13,592,074
[c]	BBA U.S. Holdings Inc., senior note, 144A, 5.375%, 5/01/26	United States	9,800,000	10,265,500
[c]	Beacon Roofing Supply Inc., senior note, 144A, 4.875%, 11/01/25	United States	14,400,000	14,256,000
[c]	BWX Technologies Inc., senior note, 144A, 5.375%, 7/15/26	United States	8,500,000	9,031,250
[c]	Cloud Crane LLC, secured note, second lien, 144A, 10.125%, 8/01/24	United States	10,000,000	10,775,000
	H&E Equipment Services Inc., senior note, 5.625%, 9/01/25	United States	17,000,000	17,871,250
[c]	HD Supply Inc., senior note, 144A, 5.375%, 10/15/26	United States	14,900,000	15,945,980
[c]	Herc Holdings Inc., senior note, 144A, 5.50%, 7/15/27	United States	13,300,000	13,748,875
[c]	Jeld-Wen Inc.,
	senior bond, 144A, 4.875%, 12/15/27	United States	7,800,000	7,585,500
	senior note, 144A, 4.625%, 12/15/25	United States	7,600,000	7,486,000
[c]	The Manitowoc Co. Inc., secured note, second lien, 144A, 9.00%, 4/01/26	United States	15,100,000	15,062,250
[c]	NCI Building Systems Inc., senior secured note, 144A, 8.00%, 4/15/26	United States	18,000,000	17,122,500
[c]	Terex Corp., senior note, 144A, 5.625%, 2/01/25	United States	10,400,000	10,595,728
[c]	TransDigm Inc., senior secured note, 144A, 6.25%, 3/15/26	United States	31,400,000	33,950,622
[c]	Vertiv Group Corp., senior note, 144A, 9.25%, 10/15/24	United States	29,500,000	28,025,000
				225,313,529
	Commercial & Professional Services 2.2%
[b,h]	Goss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05	United States	9,053,899	905
	United Rentals North America Inc.,
	senior bond, 5.875%, 9/15/26	United States	4,600,000	4,950,750
	senior bond, 5.50%, 5/15/27	United States	18,400,000	19,812,384
	senior bond, 5.25%, 1/15/30	United States	14,000,000	15,015,000
[c]	West Corp., senior note, 144A, 8.50%, 10/15/25	United States	34,900,000	27,222,000
				67,001,039
	Consumer Durables & Apparel 2.0%
[c]	Ashton Woods USA LLC/Ashton Woods Finance Co.,
	senior note, 144A, 6.75%, 8/01/25	United States	13,500,000	13,294,688
	senior note, 144A, 9.875%, 4/01/27	United States	8,500,000	9,307,500
[c]	Hanesbrands Inc., senior note, 144A, 4.625%, 5/15/24	United States	17,000,000	17,871,250
[c]	Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., senior note, 144A, 5.625%, 3/01/24	United States	3,800,000	4,009,000
	Weekley Homes LLC/Weekley Finance Corp., senior note, 6.625%, 8/15/25	United States	16,700,000	16,783,500
				61,265,938
  |  2

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund (continued)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Consumer Services 6.0%
[c]	1011778 BC ULC/New Red Finance Inc.,
	secured note, second lien, 144A, 5.00%, 10/15/25	Canada	$7,400,000	$7,659,000
	senior secured note, first lien, 144A, 4.25%, 5/15/24	Canada	16,100,000	16,648,044
[c]	24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	28,000,000	25,340,000
[c]	Downstream Development Authority of the Quapaw Tribe of Oklahoma, secured note, 144A, 10.50%, 2/15/23	United States	8,600,000	9,180,500
[c]	Golden Nugget Inc.,
	senior note, 144A, 6.75%, 10/15/24	United States	23,200,000	23,780,000
	senior note, 144A, 8.75%, 10/01/25	United States	2,700,000	2,838,375
[c]	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
	senior note, 144A, 5.00%, 6/01/24	United States	13,600,000	14,093,000
	senior note, 144A, 5.25%, 6/01/26	United States	12,700,000	13,462,000
[c]	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., senior note, 144A, 5.75%, 2/01/27	United States	13,200,000	14,588,640
[c]	Stars Group Holdings BV/Stars Group U.S. Co-Borrower LLC, senior note, 144A, 7.00%, 7/15/26	Canada	11,000,000	11,701,250
[c]	Studio City Finance Ltd., senior note, 144A, 7.25%, 2/11/24	Macau	23,200,000	24,331,000
[c]	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A, 5.50%, 3/01/25	United States	20,000,000	21,150,000
				184,771,809
	Diversified Financials 2.3%
[c]	HAT Holdings I LLC/HAT Holdings II LLC, senior note, 144A, 5.25%, 7/15/24	United States	13,100,000	13,833,600
[c]	MSCI Inc., senior note, 144A, 5.375%, 5/15/27	United States	8,500,000	9,163,000
	Navient Corp.,
	senior note, 5.00%, 10/26/20	United States	7,200,000	7,389,000
	senior note, 5.875%, 3/25/21	United States	5,000,000	5,256,250
	senior note, 6.625%, 7/26/21	United States	5,300,000	5,684,250
	senior note, 6.50%, 6/15/22	United States	9,900,000	10,741,500
	senior note, 7.25%, 9/25/23	United States	5,980,000	6,660,225
	Springleaf Finance Corp., senior note, 6.625%, 1/15/28	United States	12,000,000	13,200,000
				71,927,825
	Energy 11.5%
[c]	Aker BP ASA,
	senior note, 144A, 4.75%, 6/15/24	Norway	5,900,000	6,077,000
	senior note, 144A, 5.875%, 3/31/25	Norway	13,000,000	13,686,744
[c]	Archrock Partners LP/Archrock Partners Finance Corp., senior note, 144A, 6.875%, 4/01/27	United States	6,300,000	6,630,750
	California Resources Corp.,
	[c] secured note, second lien, 144A, 8.00%, 12/15/22	United States	13,382,000	7,694,650
	senior bond, 6.00%, 11/15/24	United States	850,000	348,500
	senior note, 5.50%, 9/15/21	United States	411,000	230,160
	Callon Petroleum Co., senior note, 6.375%, 7/01/26	United States	7,100,000	6,922,500
	Calumet Specialty Products Partners LP/Calumet Finance Corp., senior note, 7.75%, 4/15/23	United States	22,700,000	21,167,750
	Cheniere Corpus Christi Holdings LLC,
	senior secured note, first lien, 7.00%, 6/30/24	United States	11,600,000	13,412,500
	senior secured note, first lien, 5.875%, 3/31/25	United States	17,500,000	19,556,250
  |  3

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund (continued)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Energy (continued)
	Cheniere Energy Partners LP,
	senior note, 5.625%, 10/01/26	United States	$9,000,000	$9,540,000
	senior secured note, first lien, 5.25%, 10/01/25	United States	28,700,000	29,776,250
	Chesapeake Energy Corp., senior note, 7.50%, 10/01/26	United States	13,700,000	9,453,000
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
	senior note, 6.25%, 4/01/23	United States	17,000,000	17,382,500
	senior note, 5.75%, 4/01/25	United States	14,000,000	14,385,000
	CSI Compressco LP/CSI Compressco Finance Inc.,
	senior note, 7.25%, 8/15/22	United States	12,900,000	11,481,000
	[c] senior secured note, first lien, 144A, 7.50%, 4/01/25	United States	2,200,000	2,161,500
	Diamondback Energy Inc., senior note, 4.75%, 11/01/24	United States	18,900,000	19,537,875
	Energy Transfer Operating LP,
	senior note, 5.875%, 1/15/24	United States	8,300,000	9,293,723
	senior note, 5.50%, 6/01/27	United States	17,900,000	20,605,615
	EnLink Midstream LLC, senior bond, 5.375%, 6/01/29	United States	13,000,000	12,753,000
[c,f]	EnQuest PLC, senior note, 144A, PIK, 7.00%, 4/15/22	United Kingdom	22,955,575	18,264,948
	Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note, 7.25%, 2/15/21	United States	20,760,000	19,825,800
[c,f]	Murray Energy Corp., secured note, 1.5 lien, 144A, PIK, 12.00%, 4/15/24	United States	18,564,500	2,478,122
	QEP Resources Inc.,
	senior bond, 5.375%, 10/01/22	United States	14,000,000	12,652,500
	senior note, 5.625%, 3/01/26	United States	10,700,000	8,774,000
[h]	Sanchez Energy Corp.,
	senior note, 7.75%, 6/15/21	United States	7,000,000	341,250
	senior note, 6.125%, 1/15/23	United States	8,000,000	370,000
	Sunoco LP/Sunoco Finance Corp.,
	senior note, 4.875%, 1/15/23	United States	6,500,000	6,662,500
	senior note, 5.50%, 2/15/26	United States	8,000,000	8,320,000
	senior note, 6.00%, 4/15/27	United States	13,100,000	13,820,500
[h]	Weatherford International Ltd.,
	senior bond, 4.50%, 4/15/22	United States	8,500,000	3,591,250
	senior note, 5.125%, 9/15/20	United States	5,300,000	2,239,250
	senior note, 8.25%, 6/15/23	United States	9,600,000	4,104,000
				353,540,387
	Food & Staples Retailing 0.1%
[c]	Aramark Services Inc., senior bond, 144A, 5.00%, 2/01/28	United States	3,100,000	3,227,875
	Food, Beverage & Tobacco 2.0%
	B&G Foods Inc., senior note, 5.25%, 4/01/25	United States	17,300,000	17,607,940
[c]	Lamb Weston Holdings Inc.,
	senior note, 144A, 4.625%, 11/01/24	United States	10,900,000	11,449,469
	senior note, 144A, 4.875%, 11/01/26	United States	8,900,000	9,333,875
[c]	Post Holdings Inc., senior bond, 144A, 5.00%, 8/15/26	United States	23,000,000	24,063,750
				62,455,034
  |  4

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund (continued)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Health Care Equipment & Services 6.8%
[c]	Centene Corp., senior note, 144A, 5.375%, 6/01/26	United States	$23,550,000	$25,235,002
	CHS/Community Health Systems Inc.,
	senior note, 6.875%, 2/01/22	United States	4,003,000	2,790,932
	[c] senior note, 144A, 8.125%, 6/30/24	United States	13,747,000	10,516,455
	senior secured note, 5.125%, 8/01/21	United States	4,100,000	4,115,375
	senior secured note, first lien, 6.25%, 3/31/23	United States	14,200,000	13,793,170
	HCA Inc.,
	senior bond, 5.375%, 2/01/25	United States	17,000,000	18,912,500
	senior bond, 5.875%, 2/01/29	United States	12,200,000	14,060,500
	senior note, 5.375%, 9/01/26	United States	4,600,000	5,140,500
	senior secured bond, first lien, 5.25%, 4/15/25	United States	11,000,000	12,292,424
[c]	MEDNAX Inc., senior note, 144A, 6.25%, 1/15/27	United States	26,500,000	26,036,250
[c]	MPH Acquisition Holdings LLC, senior note, 144A, 7.125%, 6/01/24	United States	15,400,000	13,841,674
[c,f]	Polaris Intermediate Corp., senior note, 144A, PIK, 8.50%, 12/01/22	United States	7,000,000	5,915,000
	Tenet Healthcare Corp.,
	senior note, 8.125%, 4/01/22	United States	12,000,000	12,973,800
	senior note, 6.75%, 6/15/23	United States	13,700,000	14,128,125
	[c] senior note, second lien, 144A, 6.25%, 2/01/27	United States	15,000,000	15,581,250
	[c] senior secured note, 144A, 4.875%, 1/01/26	United States	5,000,000	5,144,250
	senior secured note, first lien, 6.00%, 10/01/20	United States	6,700,000	6,964,650
				207,441,857
	Household & Personal Products 0.4%
[c]	Prestige Brands Inc., senior note, 144A, 6.375%, 3/01/24	United States	13,000,000	13,682,500
	Insurance 0.6%
	CNO Financial Group Inc., senior note, 5.25%, 5/30/29	United States	17,900,000	19,824,250
	Materials 12.1%
[f]	ARD Finance SA, secured note, PIK, 7.125%, 9/15/23	Luxembourg	14,000,000	14,490,000
[c]	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., senior note, 144A, 6.00%, 2/15/25	Luxembourg	10,000,000	10,487,500
[c]	Cemex SAB de CV, senior secured bond, first lien, 144A, 5.70%, 1/11/25	Mexico	25,000,000	25,661,125
	The Chemours Co., senior note, 5.375%, 5/15/27	United States	7,700,000	6,872,250
	Crown Americas LLC/Crown Americas Capital Corp. VI, senior note, 4.75%, 2/01/26	United States	13,900,000	14,629,750
[c]	Element Solutions Inc., senior note, 144A, 5.875%, 12/01/25	United States	20,000,000	21,000,000
[c]	First Quantum Minerals Ltd.,
	senior note, 144A, 7.25%, 4/01/23	Zambia	17,000,000	16,065,000
	senior note, 144A, 6.875%, 3/01/26	Zambia	8,000,000	7,120,000
[c]	Grinding Media Inc./MC Grinding Media Canada Inc., senior secured note, 144A, 7.375%, 12/15/23	United States	16,500,000	15,736,875
[c]	Mauser Packaging Solutions Holding Co., senior note, 144A, 7.25%, 4/15/25	United States	36,900,000	35,377,875
[c]	Neon Holdings Inc., senior note, 144A, 10.125%, 4/01/26	United States	15,000,000	14,737,500
[c]	New Enterprise Stone & Lime Co., senior note, 144A, 6.25%, 3/15/26	United States	17,400,000	17,887,200
[c]	New Gold Inc., senior note, 144A, 6.375%, 5/15/25	Canada	16,600,000	14,940,000
  |  5

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund (continued)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Materials (continued)
[c]	Novelis Corp.,
	senior bond, 144A, 5.875%, 9/30/26	United States	$12,700,000	$13,446,125
	senior note, 144A, 6.25%, 8/15/24	United States	11,000,000	11,550,000
[c]	OCI NV, senior note, 144A, 6.625%, 4/15/23	Netherlands	9,600,000	10,128,000
[c]	Owens-Brockway Glass Container Inc.,
	senior note, 144A, 5.00%, 1/15/22	United States	10,000,000	10,275,000
	senior note, 144A, 5.875%, 8/15/23	United States	10,000,000	10,687,500
[c]	Rain CII Carbon LLC/CII Carbon Corp., senior note, second lien, 144A, 7.25%, 4/01/25	United States	15,000,000	14,175,000
[c]	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA,
	senior secured note, first lien, 144A, 5.125%, 7/15/23	United States	2,200,000	2,267,210
	[i] senior secured note, first lien, 144A, FRN, 5.803%, (3-month USD LIBOR + 3.50%), 7/15/21	United States	5,300,000	5,306,625
[c]	Sealed Air Corp., senior bond, 144A, 5.50%, 9/15/25	United States	5,500,000	5,981,250
	Steel Dynamics Inc.,
	senior bond, 5.50%, 10/01/24	United States	10,000,000	10,330,000
	senior bond, 5.00%, 12/15/26	United States	15,000,000	15,712,500
[c]	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., senior note, 144A, 7.50%, 6/15/25	United States	19,700,000	18,727,312
[c]	TPC Group Inc., secured note, 144A, 10.50%, 8/01/24	United States	8,500,000	8,967,500
[c]	Trivium Packaging Finance BV,
	senior note, 144A, 8.50%, 8/15/27	Netherlands	10,200,000	10,990,500
	senior secured note, 144A, 5.50%, 8/15/26	Netherlands	7,600,000	8,016,480
				371,566,077
	Media & Entertainment 13.3%
[c]	Altice Luxembourg SA,
	first lien, 144A, 10.50%, 5/15/27	Luxembourg	20,000,000	21,700,000
	senior secured note, 144A, 7.75%, 5/15/22	Luxembourg	6,535,000	6,731,050
	CCO Holdings LLC/CCO Holdings Capital Corp.,
	senior bond, 5.125%, 2/15/23	United States	10,000,000	10,187,500
	[c] senior bond, 144A, 5.375%, 5/01/25	United States	3,100,000	3,227,875
	[c] senior bond, 144A, 5.75%, 2/15/26	United States	10,200,000	10,824,750
	[c] senior bond, 144A, 5.50%, 5/01/26	United States	8,900,000	9,400,625
	[c] senior bond, 144A, 5.00%, 2/01/28	United States	8,000,000	8,420,000
	[c] senior bond, 144A, 5.375%, 6/01/29	United States	18,100,000	19,389,625
	Clear Channel Worldwide Holdings Inc.,
	[c] first lien, senior secured note, 144A, 5.125%, 8/15/27	United States	15,200,000	15,941,000
	senior note, 6,50%, 11/15/22	United States	10,000,000	10,216,700
	[c] senior sub. note, 144A, 9.25%, 2/15/24	United States	11,232,000	12,341,160
	CSC Holdings LLC,
	senior bond, 5.25%, 6/01/24	United States	28,000,000	30,030,000
	[c] senior bond, 144A, 5.50%, 4/15/27	United States	3,000,000	3,217,500
	senior note, 6.75%, 11/15/21	United States	5,000,000	5,412,500
	[c] senior secured note, first lien, 144A, 5.50%, 5/15/26	United States	23,550,000	24,963,000
  |  6

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund (continued)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Media & Entertainment (continued)
[c]	Diamond Sports Group LLC/Diamond Sports Finance Co.,
	first lien, 144A, 5.375%, 8/15/26	United States	$11,300,000	$11,893,250
	senior note, 144A, 6.625%, 8/15/27	United States	11,300,000	11,865,000
	DISH DBS Corp.,
	senior bond, 5.875%, 7/15/22	United States	10,000,000	10,387,500
	senior bond, 5.00%, 3/15/23	United States	5,000,000	4,925,000
	senior note, 5.875%, 11/15/24	United States	17,500,000	16,713,375
[c]	Gray Escrow Inc., senior note, 144A, 7.00%, 5/15/27	United States	9,100,000	9,984,520
[c]	iHeartCommunications Inc., senior secured note, first lien, 144A, 5.25%, 8/15/27	United States	17,200,000	18,127,596
	Netflix Inc.,
	senior bond, 4.375%, 11/15/26	United States	13,700,000	14,059,625
	[c] senior bond, 144A, 5.375%, 11/15/29	United States	7,100,000	7,739,000
[c]	Nexstar Broadcasting Inc., senior note, 144A, 5.625%, 8/01/24	United States	12,800,000	13,344,000
[c]	Scripps Escrow Inc., senior note, 144A, 5.875%, 7/15/27	United States	10,400,000	10,517,000
[c]	Sirius XM Radio Inc., senior note, 144A, 4.625%, 7/15/24	United States	12,400,000	12,973,500
[c]	Unitymedia KabelBW GmbH, senior bond, 144A, 6.125%, 1/15/25	Germany	23,500,000	24,586,875
[c]	Univision Communications Inc.,
	senior secured note, first lien, 144A, 5.125%, 5/15/23	United States	5,000,000	4,962,500
	senior secured note, first lien, 144A, 5.125%, 2/15/25	United States	16,000,000	15,460,000
[c]	Virgin Media Secured Finance PLC,
	senior secured bond, 144A, 5.25%, 1/15/26	United Kingdom	10,000,000	10,325,000
	senior secured bond, first lien, 144A, 5.50%, 8/15/26	United Kingdom	7,300,000	7,674,125
[c]	WMG Acquisition Corp.,
	secured note, 144A, 4.875%, 11/01/24	United States	2,600,000	2,697,500
	secured note, first lien, 144A, 5.00%, 8/01/23	United States	8,500,000	8,744,375
				408,983,026
	Pharmaceuticals, Biotechnology & Life Sciences 3.5%
[c]	Avantor Inc., senior secured note, first lien, 144A, 6.00%, 10/01/24	United States	10,800,000	11,610,000
[c]	Bausch Health Americas Inc., senior note, 144A, 9.25%, 4/01/26	United States	22,700,000	25,764,500
[c]	Bausch Health Cos. Inc.,
	senior bond, 144A, 6.125%, 4/15/25	United States	5,900,000	6,091,750
	senior note, first lien, 144A, 7.00%, 3/15/24	United States	4,200,000	4,446,372
[c,f]	Eagle Holdings Co. II LLC, senior note, 144A, PIK, 7.625%, 5/15/22	United States	14,200,000	14,377,500
[c]	Endo DAC/Endo Finance LLC/Endo Finco Inc.,
	senior bond, 144A, 6.00%, 2/01/25	United States	23,400,000	14,742,000
	senior note, 144A, 6.00%, 7/15/23	United States	12,053,000	8,015,245
[c]	Horizon Pharma USA Inc., senior note, 144A, 5.50%, 8/01/27	United States	20,000,000	20,900,000
				105,947,367
  |  7

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund (continued)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Real Estate 1.3%
	CyrusOne LP/CyrusOne Finance Corp., senior note, 5.375%, 3/15/27	United States	$7,400,000	$7,890,250
[c]	Five Point Operating Co. LP/Five Point Capital Corp., senior note, 144A, 7.875%, 11/15/25	United States	21,400,000	21,520,375
	MPT Operating Partnership LP/MPT Finance Corp.,
	senior bond, 5.25%, 8/01/26	United States	7,700,000	8,164,310
	senior bond, 5.00%, 10/15/27	United States	700,000	749,000
				38,323,935
	Retailing 0.7%
[c]	Party City Holdings Inc., senior note, 144A, 6.625%, 8/01/26	United States	12,500,000	11,937,500
[c]	PetSmart Inc.,
	senior note, 144A, 7.125%, 3/15/23	United States	5,700,000	5,329,500
	senior secured note, first lien, 144A, 5.875%, 6/01/25	United States	4,174,000	4,111,390
				21,378,390
	Semiconductors & Semiconductor Equipment 1.4%
[c]	Amkor Technology Inc., senior note, 144A, 6.625%, 9/15/27	United States	15,000,000	16,405,950
	Qorvo Inc., senior note, 5.50%, 7/15/26	United States	23,700,000	25,359,474
				41,765,424
	Software & Services 1.4%
	Infor (U.S.) Inc., senior note, 6.50%, 5/15/22	United States	29,000,000	29,580,000
[c]	Symantec Corp., senior note, 144A, 5.00%, 4/15/25	United States	12,600,000	12,693,053
				42,273,053
	Technology Hardware & Equipment 3.1%
[c]	Blackboard Inc., secured note, second lien, 144A, 9.75%, 10/15/21	United States	34,410,000	33,377,700
[c]	CommScope Inc.,
	senior bond, 144A, 5.50%, 6/15/24	United States	7,000,000	6,658,750
	senior secured note, first lien, 144A, 6.00%, 3/01/26	United States	15,000,000	15,352,500
[c]	CommScope Technologies LLC, senior bond, 144A, 6.00%, 6/15/25	United States	10,200,000	9,180,000
[c]	Dell International LLC/EMC Corp.,
	senior note, 144A, 5.875%, 6/15/21	United States	4,500,000	4,575,951
	senior note, 144A, 7.125%, 6/15/24	United States	4,900,000	5,165,706
	senior secured bond, first lien, 144A, 6.02%, 6/15/26	United States	5,400,000	6,099,094
[c]	Tempo Acquisition LLC/Tempo Acquisition Finance Corp., senior note, 144A, 6.75%, 6/01/25	United States	14,000,000	14,452,200
				94,861,901
	Telecommunication Services 6.0%
[c]	Block Communications Inc., senior note, 144A, 6.875%, 2/15/25	United States	8,700,000	9,178,500
[c]	Digicel Group One Ltd., senior secured note, first lien, 144A, 8.25%, 12/30/22	Jamaica	7,720,000	4,337,675
[c]	Digicel Group Two Ltd., senior note, 144A, 8.25%, 9/30/22	Bermuda	7,280,000	1,394,484
[c]	Digicel Ltd., senior note, 144A, 6.00%, 4/15/21	Bermuda	22,000,000	14,025,000
[c]	DKT Finance ApS, senior secured note, first lien, 144A, 9.375%, 6/17/23	Denmark	16,800,000	18,166,764
	Hughes Satellite Systems Corp., senior bond, 6.625%, 8/01/26	United States	19,150,000	20,682,000
  |  8

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund (continued)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Telecommunication Services (continued)
	Sprint Corp.,
	senior bond, 7.875%, 9/15/23	United States	$14,700,000	$16,574,250
	senior note, 7.625%, 2/15/25	United States	20,000,000	22,425,000
	senior note, 7.625%, 3/01/26	United States	15,300,000	17,231,625
[c]	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC, senior secured bond, first lien, 144A, 4.738%, 9/20/29	United States	16,600,000	17,596,000
	T-Mobile USA Inc.,
	senior bond, 6.375%, 3/01/25	United States	22,400,000	23,251,200
	senior note, 6.00%, 4/15/24	United States	8,500,000	8,890,660
	senior note, 5.125%, 4/15/25	United States	9,000,000	9,410,130
				183,163,288
	Transportation 1.8%
[c]	Avolon Holdings Funding Ltd.,
	senior note, 144A, 5.125%, 10/01/23	Ireland	9,700,000	10,319,636
	senior note, 144A, 5.25%, 5/15/24	Ireland	7,200,000	7,741,440
[c]	DAE Funding LLC,
	senior note, 144A, 4.50%, 8/01/22	United Arab Emirates	16,000,000	16,380,000
	senior note, 144A, 5.00%, 8/01/24	United Arab Emirates	12,000,000	12,555,000
[c]	Park Aerospace Holdings Ltd., senior note, 144A, 5.50%, 2/15/24	Ireland	8,900,000	9,671,363
				56,667,439
	Utilities 4.9%
	Calpine Corp.,
	senior note, 5.375%, 1/15/23	United States	18,300,000	18,595,911
	[c] senior secured bond, first lien, 144A, 5.875%, 1/15/24	United States	5,000,000	5,119,300
	Clearway Energy Operating LLC,
	senior bond, 5.375%, 8/15/24	United States	13,500,000	13,921,875
	senior bond, 5.00%, 9/15/26	United States	14,700,000	14,957,250
	[c] senior note, 144A, 5.75%, 10/15/25	United States	11,200,000	11,718,224
	Ferrellgas LP/Ferrellgas Finance Corp., senior note, 6.75%, 6/15/23	United States	23,600,000	19,942,000
	Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., senior note, 8.625%, 6/15/20	United States	6,600,000	4,983,000
[c]	InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	5,800,000	5,365,000
	Talen Energy Supply LLC, senior note, 6.50%, 6/01/25	United States	35,450,000	27,119,250
[c]	Vistra Operations Co. LLC, senior note, 144A, 5.625%, 2/15/27	United States	26,500,000	28,156,250
				149,878,060
	Total Corporate Bonds (Cost $2,879,102,505)			2,855,764,075
[i]	Senior Floating Rate Interests (Cost $13,363,143) 0.5%
	Energy 0.5%
	Weatherford International Ltd., DIP Term, 5.25%, (1-month USD LIBOR + 3.00%), 7/03/20	United States	13,700,000	13,700,000
  |  9

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund (continued)
		Country	Shares	Value
	Escrows and Litigation Trusts 0.0%†
[a,b]	Alpha Natural Resources Inc., Escrow Account	United States	25,000,000	$ —
[a,b]	Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC, Escrow Account	United States	25,000,000	—
[a,b]	NewPage Corp., Escrow Account	United States	30,000,000	—
[a,b]	T-Mobile USA Inc., Escrow Account	United States	39,900,000	—
[a]	Vistra Energy Corp., Escrow Account	United States	50,000,000	225,000
	Total Escrows and Litigation Trusts (Cost $1,303,653)			225,000
	Total Investments before Short Term Investments (Cost $3,108,439,568)			2,968,503,717
	Short Term Investments (Cost $59,420,982) 1.9%
	Money Market Funds 1.9%
[j,k]	Institutional Fiduciary Trust Money Market Portfolio, 1.85%	United States	59,420,982	59,420,982
	Total Investments (Cost $3,167,860,550) 98.6%			3,027,924,699
	Other Assets, less Liabilities 1.4%			42,914,554
	Net Assets 100.0%			$3,070,839,253

See Abbreviations on page 14.
†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
[c]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At August 31, 2019, the aggregate value of these securities was $1,776,477,385, representing 57.9% of net assets.
[d]See Note 4 regarding holdings of 5% voting securities.
[e]See Note 3 regarding restricted securities.
[f]Income may be received in additional securities and/or cash.
[g]Perpetual security with no stated maturity date.
[h]Defaulted security or security for which income has been deemed uncollectible.
[i]The coupon rate shown represents the rate at period end.
[j]See Note 5 regarding investments in affiliated management investment companies.
[k]The rate shown is the annualized seven-day effective yield at period end.
  |  10

Franklin High Income Trust
Notes to Statement of Investments (unaudited)
1.  ORGANIZATION
Franklin High Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin High Income Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for
  |  11

Franklin High Income Trust
Notes to Statement of Investments (unaudited)
2.  FINANCIAL INSTRUMENT VALUATION (continued)
each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3.  RESTRICTED SECURITIES
At August 31, 2019, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933 deemed to be liquid, were as follows:
Shares	Issuer	Acquisition Date	Cost	Value
8,080	Nine Point Energy Holdings Inc., cvt. pfd.	3/24/17	$7,552,087	$5,841,671
433,273	Nine Point Energy LLC	7/15/14 - 2/01/18	18,779,777	30
	Total Restricted Securities (Value is 0.2% of Net Assets)		$26,331,864	$5,841,701

4.  HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended August 31, 2019, investments in “affiliated companies” were as follows:
Name of Issuer	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares/ Principal Amount Held at End of Period	Investment Income
								Dividends
Non-Controlled Affiliates
Goodrich Petroleum Corp.	$18,105,719	$ —	$ —	$ —	$(1,533,587)	$16,572,132	1,564,885	$ —
Titan Energy LLC	11,247	—	—	—	2,632	13,879	289,137	—
	$18,116,966	$ —	$ —	$ —	$(1,530,955)	$16,586,011		$ —
								Interest
Goodrich Petroleum Corp., cvt., senior secured note, second lien, PIK, 13.50%, 5/31/21	$11,500,000	$194,062[a]	$—	$—	$—	$11,694,062	11,694,062	$379,500
Total Affiliated Securities (Value is 0.9% of Net Assets)	$29,616,966	$194,062	$ —	$ —	$(1,530,955)	$28,280,073		$379,500

[a]Gross addition was the result of a corporate action.
  |  12

Franklin High Income Trust
Notes to Statement of Investments (unaudited)
5.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended August 31, 2019, the Fund held investments in affiliated management investment companies as follows:
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.85%	$67,323,074	$364,061,639	$(371,963,731)	$ —	$ —	$59,420,982	59,420,982	$378,259
6.  FAIR VALUE MEASUREMENTS
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2019, in valuing the Fund’s assets carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Energy	$20,037,760	$7,518,021	$5,842,120	$33,397,901
All Other Equity Investments	53,722,679	—	—	53,722,679
Convertible Bonds	—	—	11,694,062	11,694,062
Corporate Bonds:
Commercial & Professional Services	—	67,000,134	905	67,001,039
All Other Corporate Bonds	—	2,788,763,036	—	2,788,763,036
Senior Floating Rate Interests	—	13,700,000	—	13,700,000
Escrows and Litigation Trusts	—	225,000	—[c]	225,000
Short Term Investments	59,420,982	—	—	59,420,982
Total Investments in Securities	$133,181,421	$2,877,206,191	$17,537,087	$3,027,924,699

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes common, convertible preferred stocks and management investment companies as well as other equity interests.
[c]Includes securities determined to have no value at August 31, 2019.
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.
  |  13

Franklin High Income Trust
Notes to Statement of Investments (unaudited)
7.  SUBSEQUENT EVENTS
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Currency
USD	United States Dollar
Counterparty
ETF	Exchange Traded Fund
FRN	Floating Rate Note
LIBOR	London InterBank Offered Rate
PIK	Payment-In-Kind

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
  |  14